Provision For Income Taxes And Deferred Income Taxes - Summary of Components of Deferred Tax Assests And Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax assets	$ 67,397	$ 60,854
Deferred tax liabilities	(115,418)	(68,880)
Valuation allowance	(31,085)	(26,044)
Net deferred tax liabilities	(79,105)	(34,071)
Share-based compensation
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax assets	1,029	360
Financing fees
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax assets	2,542	2,920
Net operating losses
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax assets	36,096	29,708
Inventory
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax assets	239	967
Lease liabilities
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax assets	26,761	22,284
Other
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax assets	730	4,279
Capital losses
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax assets	0	336
ROU assets
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax liabilities	(7,824)	(7,574)
Property, plant and equipment
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax liabilities	(11,885)	(12,668)
Intangible assets
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax liabilities	(93,761)	(48,499)
Other
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax liabilities	$ (1,948)	$ (139)